Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	24,864,000	24,864,000
Ordinary shares, shares outstanding (in Shares)	24,864,000	24,864,000